Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment pension plans.
Beginning of year	$ 1,468,112	$ 962,497
Net periodic cost	292,026	259,064
Contributions	(600)
Remeasurement adjustments	344,313	247,092
Benefits paid	(23,200)	(541)
End of year	2,080,651	1,468,112
Pensions
Post-employment pension plans.
Beginning of year	1,288,784
Net periodic cost	186,334
Contributions	(600)
Remeasurement adjustments	250,283	183,002
End of year	1,724,801	1,288,784
Seniority Premiums
Post-employment pension plans.
Beginning of year	179,328
Net periodic cost	105,692
Remeasurement adjustments	94,030	64,090
Benefits paid	(23,200)
End of year	$ 355,850	$ 179,328